Income Tax - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of gross basis tax on U.S. source gross transportation income	4.00%
Percentage of gross revenue derived from voyages	50.00%
Taxable profit	$ 0	$ 0
Income tax (expense) benefit	$ 0	$ 0